Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

Note 5– Leases

The Company leases, approximately 590 square meters at a facility located in Tel-Aviv, Israel under an operating lease agreement that expired on March 22, 2021 with two additional options to extend until March 22, 2023.

The Company elected not to exercise its options to extend the lease and in March 2021, signed a new lease extension agreement to its corporate headquarters for a period of two additional years until March 22, 2023 with an optional one-year renewal period. According to the updated lease agreement, the aggregate quarterly rental payment for the lease period, together with adjustments and maintenance fees, is approximately NIS 134,508 plus VAT, and NIS 144,476 plus VAT for the option period. To secure the lease payments, the Company provided a bank guarantee of $50 thousand.

In addition, the Company leases vehicles under various operating lease agreements.

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements

Note 5 – Leases (Cont.)

At December 31, 2021, the Company’s operating lease assets and lease liabilities (both the current and non-current portion) for operating leases totaled $406 thousand and $435 thousand, respectively, while At December 31, 2020, the Company’s operating lease assets and lease liabilities (both the current and non-current portion) for operating leases totaled $394 thousand and $419 thousand, respectively.

The Company uses its incremental borrowing rate as the discount rate for its leases, as the implicit rate in the lease is not readily determinable. As of December 31, 2021, the Company’s operating leases had a weighted average remaining lease term of 2.12 years and a weighted average borrowing rate of 2.3%.

The following table summarizes the Company’s significant contractual lease obligations at December 31, 2021:

		Less than
	Total	1 year	1-3 years
	(in thousands)
Facility leases	$376	$161	$215
Car leases	41	24	17
Total	$417	$185	$232